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Prospectus Summary | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund
Investment Objective
The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 138 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - MainStay S&P 500 Index Fund	Class A		Investor Class		Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%		1.00%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	none	[1]	none	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - MainStay S&P 500 Index Fund		Class A	Investor Class	Class I	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	0.50%
Other Expenses		0.11%	0.38%	0.10%	0.24%	[2]
Total Annual Fund Operating Expenses		0.52%	0.79%	0.26%	0.90%
[1]	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.
[2]	Restated to reflect the expenses expected to be incurred during the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Prospectus Summary - MainStay S&P 500 Index Fund - USD ($)	Class A	Investor Class	Class I	SIMPLE Class
1 Year	$ 202	$ 180	$ 27	$ 92
3 Years	314	350	84	287
5 Years	436	534	146	498
10 Years	$ 793	$ 1,068	$ 331	$ 1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: IndexIQ Advisors LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market and economic factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Index Strategy Risk: The Fund employs an index strategy that seeks to invest in stocks as represented in the S&P 500® Index. If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. Also, the Fund’s fees and expenses will reduce the Fund’s returns, whereas the S&P 500® Index is not subject to fees and expenses.

Correlation Risk: The ability to track the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and timing and amount of purchases and redemptions of the Fund's shares. Therefore, there is no assurance that the investment performance of the Fund will equal or exceed that of the S&P 500® Index.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Derivatives may also increase the expenses of the Fund.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the S&P 500® Index as its primary benchmark.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Annual Returns, Class I Shares(by calendar year 2013-2022)

Best Quarter
2020, Q2	20.45%
Worst Quarter
2020, Q1	-19.61%

Average Annual Total Returns (for the periods ended December 31, 2022)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns - Prospectus Summary - MainStay S&P 500 Index Fund	Label	[1]	1 Year	5 Years	Since Inception	Inception Date
Class A			(19.73%)	8.23%	11.62%	Jan. 02, 2004
Investor Class			(19.48%)	8.03%	11.46%	Feb. 28, 2008
Class I			(18.31%)	9.16%	12.24%	Jan. 02, 1991
Class I | After Taxes on Distributions			(20.10%)	6.58%	10.08%
Class I | After Taxes on Distributions and Sales			(9.51%)	6.95%	9.76%
SIMPLE Class			(18.86%)		4.67%	Aug. 31, 2020
cik0001469192_SP500Index1Member	S&P 500® Index1		(18.11%)	9.42%	12.56%
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.